Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation	DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Katapult Holdings, Inc. (“Katapult”), is an e-commerce focused financial technology company offering e-commerce point-of-sale (“POS”) lease-purchase options for non-prime US consumers. Katapult’s fully-digital technology platform provides non-prime consumers with a flexible lease purchase option to enable them to obtain durable goods from Katapult’s network of e-commerce retailers. Katapult's end-to-end technology platform provides seamless integration with merchants.
On June 9, 2021 (the "Closing Date"), Katapult (formerly known as FinServ Acquisition Corp. or "FinServ"), consummated the previously announced merger pursuant to that certain Agreement and Plan of Merger, dated December 18, 2020 (the "Merger Agreement"), by and among FinServ Keys Merger Sub 1, Inc. ("Merger Sub 1"), a wholly owned subsidiary of FinServ, Keys Merger Sub 2, LLC ("Merger Sub 2"), the entity formerly known as Katapult Holdings, Inc. (formerly known as Cognical Holdings, Inc.), a Delaware corporation (“Legacy Katapult”), and Orlando Zayas, in his capacity as the representative of all pre-closing stockholders. Pursuant to the terms of the Merger Agreement, a business combination between Legacy Katapult and FinServ was effected on June 9, 2021 through the merger of Merger Sub 1 with and into Legacy Katapult, with Legacy Katapult surviving the merger as a wholly owned subsidiary of FinServ (the “First Merger”), followed immediately by the merger of the resulting company with and into Merger Sub 2, with Merger Sub 2 surviving the merger as a wholly owned subsidiary of FinServ (the “Second Merger” and collectively with the First Merger and the other transactions contemplated by the Merger Agreement, the “Merger”). References to “the Company” are to Katapult following the Merger and Legacy Katapult prior to the Merger. On the Closing Date, a number of investors purchased from the Company an aggregate of 15,000,000 shares of Company common stock for a purchase price of $10.00 per share and an aggregate purchase price of $150,000 (the "PIPE Investment" or "PIPE"), pursuant to separate subscription agreements. The PIPE was consummated concurrently with the Merger.
On the Closing Date, and in connection with the closing of the Merger, FinServ changed its name to Katapult Holdings, Inc. Legacy Katapult was deemed the accounting acquirer in the Merger based on an analysis of the criteria outlined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, Business Combinations. This determination was primarily based on Legacy Katapult’s stockholders prior to the Merger having had a majority of the voting rights in the combined company, Legacy Katapult’s operations represented the ongoing operations of the combined company, Legacy Katapult and its former owners had the right to appoint a majority of the directors in the combined company, and Legacy Katapult's senior management represented the senior management of the combined company. Accordingly, for accounting purposes, the Merger was treated as the equivalent of Legacy Katapult issuing stock for the net assets of FinServ, accompanied by a recapitalization. The net assets of FinServ are stated at historical cost, with no goodwill or other intangible assets recorded.
In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company's common stock, $0.0001 par value per share, issued to Legacy Katapult's stockholders in connection with the recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Katapult redeemable convertible preferred stock and Legacy Katapult common stock prior to the Merger have been retroactively restated as shares reflecting the exchange ratio established in the Merger Agreement.

Recapitalization
Cash - FinServ Trust	$251,059
Less: Redemptions	(64)
Cash - FinServ Operating	114
Cash - PIPE	150,000
Less: Consideration paid to selling stockholders	(329,560)
Less: Transaction Costs	(33,534)
Net contributions from Merger and PIPE	38,015
Less: Warrant liability	(44,272)
Total	$(6,257)
Merger Warrants
Warrants to purchase shares of the Company's common stock deemed acquired as part of the Merger and outstanding during the year ended December 31, 2021 consisted of the following:

December 31, 2021
Public warrants	12,500,000
Private warrants	332,500
Total	12,832,500
Earn out Shares
At the closing of the Merger, the Company issued 7,500,000 earn out shares to Legacy Katapult stockholders subject to an earn out period and vesting conditions. The earn out period concludes on the sixth anniversary of the Merger (June 9, 2027). One-half of the earn out shares will vest if the closing price of Katapult common stock is greater than or equal to $12.00 over any 20 trading days within any 30 consecutive trading day period and one-half will vest if the closing price of the Katapult common stock is greater than or equal to $14.00 over any 20 trading days within any 30 consecutive trading day period, in each case, during the earn out period. The earn out shares are classified as equity. As of December 31, 2021, none of the earn out shares have vested.
Subsidiaries
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries which are Katapult Intermediate Holdings, LLC (formerly known as Keys Merger Sub 2, LLC), Katapult Group, Inc. (formerly known as Cognical, Inc.) and Katapult SPV-1 LLC, and the Company's former subsidiaries, Cognical SPV-3 LLC, and Cognical SPV-4 LLC. Cognical SPV-3 LLC originated all of the Company’s lease agreements with its customers and owned all of the leased property through April 2019. Katapult SPV-1 LLC originates all of the Company’s lease agreements thereafter. Cognical SPV-4 LLC has halted the origination of new leases on behalf of a third-party merchant, however the Company serviced activity from existing leases of Cognical SPV-4 LLC through November 2020. Cognical SPV-3 LLC and Cognical SPV-4 LLC were liquidated in December 2020.
The Company was headquartered in New York, New York through December 31, 2020. Legacy Katapult was incorporated in Delaware in 2016 and changed its headquarters to Plano, Texas. Katapult Group, Inc. was incorporated in the state of Delaware in 2012. Katapult SPV-1 LLC is a Delaware limited liability company formed in Delaware in 2019, The Company's former subsidiaries, Cognical SPV-3 LLC, Cognical SPV-4 LLC were Delaware limited liability companies formed in 2016 and 2017, respectively.
Basis of Presentation—The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of Katapult Holdings, Inc. and its wholly owned subsidiaries. In the opinion of management, all adjustments, of a normal recurring nature, considered necessary for a fair presentation have been included in these consolidated financial statements.
All intercompany balances and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations.
Risks and Uncertainties—The Company is subject to a number of risks including, but not limited to, the need for successful development of our growth strategies, the need for additional capital (or financing) to fund operating losses, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology. Refer to Item 1A - Risk Factors.